1. Business and Management's Plan of Operation (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Pro-forma revenue and earnings information
ales, net	$39,000

Loss before income taxes	$(2,338,000)